SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 27, 2019 USD ($)
Common stock, shares outstanding | shares	305,451,498		100,074,000
Common stock, shares issued | shares	305,451,498		100,074,000
Operating lease right-of-use asset	$ 2,832,007		$ 0
Common stock, shares par value | $ / shares	$ 0.00		$ 0.00
Cash on hand	$ 6,787,535	$ 221,511	$ 6,591,128	$ 0
Operating lease liabilities	$ 2,886,855
RMB [Member]
Exchange rate	6.79		7.00
Tax benefit rate	50.00%
Average exchange rate	6.81	7.05	7.05